UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999
                                               -----------------------

Check here if Amendment |_|; Amendment Number: N/A
                                               ----------

This Amendment (Check only one.):       |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          S & E Partners, L.P.
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Address:       660 Madison Avenue, 20th Floor
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               New York, NY 10021
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Form 13F File Number       : 28-  04327
                                  ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Curtis Schenker
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Title:         Chief Executive Officer
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Phone:         212-355-5600
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Signature, Place, and Date of Signing:

/s/ Curtis Schenker                   New York, NY                 8/4/99
----------------------------  ------------------------------  -----------------
       [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

                Form 13F File Number         Name

            28-                              N/A
                ---------------------        -----------------------------------
                [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
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Form 13F Information Table Entry Total:          93
                                         -------------------

Form 13F Information Table Value Total: $     85,557.16
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                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number                  Name

   01        28-04329                              Scoggin LLC
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   [Repeat as necessary.]

                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------  --------------  ---------  -------- -------- --- ---- ------- ------------ -------- -------- -------
Abacus Direct Corp              common          002553105       697    7,750             Sole                Sole
Abacus Direct Corp              common          002553105       472    5,250           Defined     01        Sole
Airtouch Communications         common          00949TGGE       251      300     Call    Sole                Sole
Airtouch Communications         common          00949TGGE       168      200     Call  Defined     01        Sole
Airtouch Communications         common          00949TAFA       408      110     Call    Sole                Sole
Airtouch Communications         common          00949TAFA       241       65     Call  Defined     01        Sole
Airtouch Communications         common          00949TAFI       373      110     Call    Sole                Sole
Airtouch Communications         common          00949TAFI       220       65     Call  Defined     01        Sole
American Pad & Paper Co.        common          028816106       194  100,000             Sole                Sole
American Pad & Paper Co.        common          028816106       117   60,500           Defined     01        Sole
ARV Assisted Living Inc         common          00204C107       200   50,000             Sole                Sole
ARV Assisted Living Inc         common          00204C107       120   30,000           Defined     01        Sole
Broadcast.com Inc               common          111310108      4074   30,500             Sole                Sole
Broadcast.com Inc               common          111310108      2778   20,800           Defined     01        Sole
CD Radio Inc                    common          125127100       380   12,500             Sole                Sole
CD Radio Inc                    common          125127100       244    8,000           Defined     01        Sole
Columbus McKinnon Corp          common          199333105      7579  322,500             Sole                Sole
Columbus McKinnon Corp          common          199333105      3600  153,200           Defined     01        Sole
Criimi Mae Inc                  common          226603108       628  279,000             Sole                Sole
Criimi Mae Inc                  common          226603108       419  186,000           Defined     01        Sole
Coach USA Inc                   common          18975L106      1048   25,000             Sole                Sole
Coach USA Inc                   common          18975L106       629   15,000           Defined     01        Sole
Du Pont El de Nemours           common          263534109      1708   25,000             Sole                Sole
Du Pont El de Nemours           common          263534109      1025   15,000           Defined     01        Sole
Earthgrains Co                  common          270319106       645   25,000             Sole                Sole
Earthgrains Co                  common          270319106       413   16,000           Defined     01        Sole
Frontier Corp                   common          35906P105      2950   50,000             Sole                Sole
Frontier Corp                   common          35906P105      1770   30,000           Defined     01        Sole
Frontier Corp                   common          35906PGDK       113      250     Call    Sole                Sole
Frontier Corp                   common          35906PGDK        68      150     Call  Defined     01        Sole
Global Light Telecomm. Inc.     common          37934X100      2138  237,500             Sole                Sole
Global Light Telecomm. Inc.     common          37934X100      1373  152,500           Defined     01        Sole
Global Industrial Technologies  common          379335102       452   37,500             Sole                Sole
Global Industrial Technologies  common          379335102       305   25,300           Defined     01        Sole
Global Star 8%                  preferred       379364508      2875   50,000             Sole                Sole
Global Star 8%                  preferred       379364508      1840   32,000           Defined     01        Sole
Kasper ASL Ltd                  common          485808109       137   26,000             Sole                Sole
Kasper ASL Ltd                  common          485808109        82   15,600           Defined     01        Sole
Kenetech Corp                   common          488878109       151  487,500             Sole                Sole
Kenetech Corp                   common          488878109       122  392,000           Defined     01        Sole
Leslie Fay Co Inc               common          527016109       647  101,500             Sole                Sole
Leslie Fay Co Inc               common          527016109       395   62,000           Defined     01        Sole
Marvel Enterprises Inc          common          57383M108      1313  178,000             Sole                Sole
Marvel Enterprises Inc          common          57383M108       334   45,300           Defined     01        Sole
Marvel Enterprises Inc. 8%      conv. prf       57383M207      2129  304,120             Sole                Sole
Marvel Enterprises Inc. 8%      conv. prf       57383M207      1886  269,464           Defined     01        Sole
McKesson HBOC Inc.              common          58155QGCE         5      125     Call    Sole                Sole
Mobil Corp                      common          607059AFZ       563      500     Call    Sole                Sole
Mobil Corp                      common          607059AFZ       338      300     Call  Defined     01        Sole
Medical Manager Corp            common          58461C103      1106   25,000             Sole                Sole
Medical Manager Corp            common          58461C103       797   18,000           Defined     01        Sole

Network Associates Inc          common          640938106       551   37,500             Sole                Sole
Network Associates Inc          common         6409381066       330   22,500           Defined     01        Sole
Objective Communications        common          674421300       161   15,000             Sole                Sole
Objective Communications        common          674421300       108   10,000           Defined     01        Sole
Overseas Fimgroup Inc           common          690337118         9   40,000             Sole                Sole
Overseas Fimgroup Inc           common          690337118         7   30,000           Defined     01        Sole
Parametric Technology Corp      common          699173100       347   25,000             Sole                Sole
Parametric Technology Corp      common          699173100       208   15,000           Defined     01        Sole
Price Enterprised Inc. (prf)    common          741444301      1456   97,500             Sole                Sole
Quantum Corporation             common          747906105       900   37,500             Sole                Sole
Quantum Corporation             common          747906105       540   22,500           Defined     01        Sole
Qwest Communications Intl       common          749121109       413   12,500             Sole                Sole
Qwest Communications Intl       common          749121109       248    7,500           Defined     01        Sole
Qwest Communications Intl       common          749121GCA        25      125     Call    Sole                Sole
Rare Medium Group Inc           common          75382N109       309   25,000             Sole                Sole
Rare Medium Group Inc           common          75382N109       186   15,000           Defined     01        Sole
RJ Reynolds Tobacco Hldgs       common          76182K105       788   25,000             Sole                Sole
RJ Reynolds Tobacco Hldgs       common          76182K105       473   15,000           Defined     01        Sole
Sequent Computer Systems        common          817338106       442   25,000             Sole                Sole
Sequent Computer Systems        common          817338106       265   15,000           Defined     01        Sole
S&P 500 Index                   common          U25099SZP       293      150      Put    Sole                Sole
S&P 500 Index                   common          U25099SZP       205      105      Put  Defined     01        Sole
S&P 500 Index                   common          U30099SXY       260      100      Put    Sole                Sole
Synetic Inc                     common          87160F109       688   10,000             Sole                Sole
Synetic Inc                     common          87160F109       344    5,000           Defined     01        Sole
Topps Company Inc               common          890786106      1318  181,000             Sole                Sole
Topps Company Inc               common          890786106       841  115,500           Defined     01        Sole
Triad Hospitals iNc             common          89579K109       336   25,000             Sole                Sole
Triad Hospitals iNc             common          89576K109       202   15,000           Defined     01        Sole
Tristar Aerospace Co            common          89674L101      1650  200,000             Sole                Sole
Tristar Aerospace Co            common          89674L101       998  121,000           Defined     01        Sole
US West Inc                     common          91273H101      1763   30,000             Sole                Sole
US West Inc                     common          91273H101      1175   20,000           Defined     01        Sole
US West Inc                     common          91273HGDL        36      100     call    Sole                Sole
Varian Inc                      common          922206107      4031  300,000             Sole                Sole
Varian Inc                      common          922206107      2419  180,000           Defined     01        Sole
Varlen Corp                     common          922248109      5016  125,000             Sole                Sole
Varlen Corp                     common          922248109      3009   75,000           Defined     01        Sole
Vlasic Foods International      common          928559103       219   30,000             Sole                Sole
Vlasic Foods International      common          928559103       128   17,500           Defined     01        Sole
Williams Companies Inc.         common          969457GDC        12      375     call    Sole                Sole
Williams Companies Inc.         common          969457GDC         7      225     call  Defined     01        Sole

                                                          85,557.16